DoubleLine Real Estate and Income Fund

Schedule of Investments

December 31, 2021 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Collateralized Loan Obligations - 25.0%
500,000	AIG Ltd., Series 2021-2A-A (3 Month LIBOR USD + 1.17%, 1.17% Floor)	1.26	% (a)	07/20/2034	500,034
500,000	Birch Grove Ltd., Series 2021-2A-A1 (3 Month LIBOR USD + 1.26%, 1.26% Floor)	1.37	% (a)	10/19/2034	500,047
500,000	Bridge Street Ltd., Series 2021-1A-A1A (3 Month LIBOR USD + 1.23%, 1.23% Floor)	1.32	% (a)	07/20/2034	500,000
695,096	CFIP Ltd., Series 2013-1A-AR (3 Month LIBOR USD + 1.34%)	1.47	% (a)	04/20/2029	695,965
1,000,000	Jamestown Ltd., Series 2016-9A-A1RR (3 Month LIBOR USD + 1.24%, 1.24% Floor)	1.36	% (a)	07/25/2034	1,000,086
500,000	Ocean Trails, Series 2020-10A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.35	% (a)	10/15/2034	500,728
1,000,000	Wellfleet Ltd., Series 2020-2A-AR (3 Month LIBOR USD + 1.22%, 1.22% Floor)	1.34	% (a)	07/15/2034	1,000,077

Total Collateralized Loan Obligations (Cost $4,694,401)					4,696,937

Foreign Corporate Bonds - 4.3%
75,000	Avolon Holdings Funding Ltd.	3.63	% (a)	05/01/2022	75,489
15,000	Avolon Holdings Funding Ltd.	5.13	% (a)	10/01/2023	15,807
80,000	Bank of Nova Scotia	0.65%		07/31/2024	79,042
100,000	BAT International Finance PLC	1.67%		03/25/2026	98,269
55,000	Canadian Imperial Bank of Commerce	0.45%		06/22/2023	54,656
95,000	Canadian Pacific Railway Company	1.35%		12/02/2024	95,134
80,000	Glencore Funding LLC	4.13	% (a)	05/30/2023	83,299
10,000	Glencore Funding LLC	4.13	% (a)	03/12/2024	10,520
5,000	Glencore Funding LLC	4.00	% (a)	04/16/2025	5,347
40,000	Macquarie Bank Ltd.	2.10	% (a)	10/17/2022	40,485
55,000	Macquarie Group Ltd. (3 Month LIBOR USD + 1.33%)	4.15	% (a)	03/27/2024	56,991
95,000	Royal Bank of Canada (Secured Overnight Financing Rate + 0.53%)	0.57%		01/20/2026	95,017
100,000	Toronto-Dominion Bank	0.70%		09/10/2024	98,758

Total Foreign Corporate Bonds (Cost $814,899)					808,814

Non-Agency Commercial Mortgage Backed Obligations - 16.2%
726,330	BANK, Series 2021-BN36-XA	0.92	% (b)(c)	09/15/2064	45,489
2,642,000	Benchmark Mortgage Trust, Series 2020-IG1-XA	0.51	% (b)(c)	09/15/2043	93,117
617,914	BX Trust, Series 2018-EXCL-C (1 Month LIBOR USD + 1.98%, 1.98% Floor)	2.09	% (a)	09/15/2037	598,380
100,000	BXHPP Trust, Series 2021-FILM-D (1 Month LIBOR USD + 1.50%, 1.50% Floor)	1.61	% (a)	08/15/2036	99,076
277,000	CLNC Ltd., Series 2019-FL1-D (Secured Overnight Financing Rate 30 Day Average + 3.01%, 2.90% Floor)	3.06	% (a)	08/20/2035	274,720
172,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR25-C	4.53	% (b)	08/10/2048	178,563
100,000	Commercial Mortgage Pass-Through Certificates, Series 2015-LC21-B	4.33	% (b)	07/10/2048	106,319
99,482	Extended Stay America Trust, Series 2021-ESH-D (1 Month LIBOR USD + 2.25%, 2.25% Floor)	2.36	% (a)	07/15/2038	99,717

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
187,000	GS Mortgage Securities Trust, Series 2019-SMP-E (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.71	% (a)	08/15/2032	181,331
205,011	HPLY Trust, Series 2019-HIT-F (1 Month LIBOR USD + 3.15%, 3.15% Floor)	3.26	% (a)	11/15/2036	198,844
279,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2018-MINN-E (1 Month LIBOR USD + 2.75%, 3.50% Floor)	3.75	% (a)	11/15/2035	252,656
750,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3-D	5.52	% (a)(b)	02/15/2046	606,159
100,000	KREF Ltd., Series 2021-FL2-B (1 Month LIBOR USD + 1.65%, 1.65% Floor)	1.76	% (a)	02/15/2039	100,230
100,000	SoHo Trust, Series 2021-SOHO-B	2.70	% (a)(b)	08/10/2038	94,371
100,000	Wells Fargo Commercial Mortgage Trust, Series 2017-RC1-C	4.59%		01/15/2060	107,131

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $3,230,313)					3,036,103

US Corporate Bonds - 20.8%
65,000	Anthem, Inc.	3.30%		01/15/2023	66,707
30,000	Anthem, Inc.	3.50%		08/15/2024	31,697
90,000	AT&T, Inc.	4.45%		04/01/2024	96,113
90,000	Athene Global Funding (Secured Overnight Financing Rate + 0.70%)	0.75	% (a)	05/24/2024	90,277
40,000	Atmos Energy Corporation	0.63%		03/09/2023	39,857
70,000	Bank of America Corporation (3 Month LIBOR USD + 0.79%)	0.97%		03/05/2024	70,360
30,000	Bank of America Corporation (Secured Overnight Financing Rate + 0.69%)	0.74%		04/22/2025	30,129
90,000	Boeing Company	4.51%		05/01/2023	94,029
40,000	Brighthouse Financial Global Funding	0.60	% (a)	06/28/2023	39,812
95,000	Capital One Financial Corporation	3.90%		01/29/2024	100,018
95,000	Carrier Global Corporation	2.24%		02/15/2025	97,348
75,000	Citigroup, Inc. (3 Month LIBOR USD + 1.02%)	1.19%		06/01/2024	75,839
25,000	Citigroup, Inc. (Secured Overnight Financing Rate + 0.53%)	1.28%		11/03/2025	24,948
90,000	Conagra Brands, Inc.	4.30%		05/01/2024	95,819
90,000	Dollar Tree, Inc.	4.00%		05/15/2025	96,756
95,000	DTE Energy Company	1.05%		06/01/2025	93,154
100,000	Entergy Louisiana LLC	0.95%		10/01/2024	98,960
85,000	Expedia Group, Inc.	6.25	% (a)	05/01/2025	95,964
85,000	General Motors Financial Company, Inc.	5.25%		03/01/2026	95,408
90,000	Goldman Sachs Group, Inc.	3.50%		04/01/2025	95,236
90,000	HCA, Inc.	5.00%		03/15/2024	96,828
85,000	Hyatt Hotels Corporation	1.30%		10/01/2023	85,029
80,000	Hyundai Capital America	2.85	% (a)	11/01/2022	81,394
15,000	Hyundai Capital America	1.00	% (a)	09/17/2024	14,750
25,000	JPMorgan Chase & Company	3.90%		07/15/2025	27,074
70,000	JPMorgan Chase & Company (3 Month LIBOR USD + 0.70%)	3.21%		04/01/2023	70,420
100,000	Keurig Dr Pepper, Inc.	0.75%		03/15/2024	99,352
90,000	Marriott International, Inc.	3.60%		04/15/2024	94,172
90,000	Marsh & McLennan Companies, Inc.	3.88%		03/15/2024	95,234
95,000	Microchip Technology, Inc.	0.97%		02/15/2024	94,213
100,000	Morgan Stanley (Secured Overnight Financing Rate + 0.46%)	0.53%		01/25/2024	99,679

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
25,000	Nissan Motor Acceptance Company LLC	1.13	% (a)	09/16/2024	24,579
90,000	Omnicom Group, Inc.	3.65%		11/01/2024	95,455
100,000	Pacific Gas and Electric Company	1.75%		06/16/2022	100,001
90,000	Penske Truck Leasing Company	2.70	% (a)	11/01/2024	92,801
95,000	Pioneer Natural Resources Company	0.55%		05/15/2023	94,666
95,000	Republic Services, Inc.	2.50%		08/15/2024	97,820
100,000	Royalty Pharma PLC	0.75%		09/02/2023	99,407
90,000	Schlumberger Holdings Corporation	3.75	% (a)	05/01/2024	94,470
95,000	Southern California Edison Company (Secured Overnight Financing Rate + 0.83%)	0.88%		04/01/2024	95,212
90,000	Southwest Airlines Company	4.75%		05/04/2023	94,282
100,000	Thermo Fisher Scientific, Inc.	0.80%		10/18/2023	99,691
95,000	Triton Container International Ltd.	0.80	% (a)	08/01/2023	94,097
55,000	UnitedHealth Group, Inc.	0.55%		05/15/2024	54,591
95,000	Verizon Communications, Inc. (3 Month LIBOR USD + 1.10%)	1.26%		05/15/2025	96,903
100,000	Wells Fargo & Company (Secured Overnight Financing Rate + 1.60%)	1.65%		06/02/2024	100,879
85,000	Welltower, Inc.	3.63%		03/15/2024	89,440
90,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	89,800

Total US Corporate Bonds (Cost $3,914,746)					3,900,670

US Government and Agency Obligations - 14.9%
560,000	United States Treasury Notes	0.38%		04/15/2024	554,444
1,500,000	United States Treasury Notes	1.00%		12/15/2024	1,501,816
750,000	United States Treasury Notes	1.25%		11/30/2026	749,649

Total US Government and Agency Obligations (Cost $2,810,772)					2,805,909

Short Term Investments - 2.9%
185,971	First American Government Obligations Fund - Class U	0.03	% (d)		185,971
180,330	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03	% (d)		180,330
180,331	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03	% (d)		180,331

Total Short Term Investments (Cost $546,632)					546,632

Total Investments - 84.1% (Cost $16,011,763)					15,795,065
Other Assets in Excess of Liabilities - 15.9%					2,988,380

NET ASSETS - 100.0%					$18,783,445

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(c)	Interest only security

(d)	Seven-day yield as of period end

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	25.0%
US Corporate Bonds	20.8%
Non-Agency Commercial Mortgage Backed Obligations	16.2%
US Government and Agency Obligations	14.9%
Foreign Corporate Bonds	4.3%
Short Term Investments	2.9%
Other Assets and Liabilities	15.9%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Collateralized Loan Obligations	25.0%
Non-Agency Commercial Mortgage Backed Obligations	16.2%
US Government and Agency Obligations	14.9%
Banking	6.0%
Short Term Investments	2.9%
Healthcare	2.3%
Utilities	2.1%
Transportation	1.5%
Energy	1.2%
Insurance	1.2%
Automotive	1.2%
Food Products	1.0%
Telecommunications	1.0%
Aerospace & Defense	1.0%
Hotels/Motels/Inns and Casinos	1.0%
Mining	0.6%
Pharmaceuticals	0.5%
Beverage and Tobacco	0.5%
Environmental Control	0.5%
Diversified Manufacturing	0.5%
Retailers (other than Food/Drug)	0.5%
Commercial Services	0.5%
Media	0.5%
Technology	0.5%
Finance	0.5%
Real Estate	0.5%
Other Assets and Liabilities	15.9%

100.0%

EXCESS RETURN SWAPS

Reference Entity	Counterparty	Long/Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount	Unrealized Appreciation (Depreciation)/ Value
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	06/09/2022	9,200,000	$2,062,348
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	08/25/2022	5,000,000	731,634
DigitalBridge Fundamental US Real Estate Index Excess Return(1)	Barclays Capital, Inc.	Long	0.45%	Termination	01/20/2022	1,800,000	64,469

							$2,858,451

(1)

The DigitalBridge Fundamental US Real Estate Index Excess Return aims to provide notional long exposure to Real Estate Investment Trusts (REITs) excluding mortgage REITs that meet certain market capitalization, liquidity and fundamental criteria. The constituents of the index are ordinary shares, which are REITs. Information on the sector constituents as of December 31, 2021, is available on the Barclays Capital, Inc. website at https://indices.barclays/doubleline.

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.  Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 20 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Real Estate and Income Fund (formerly known as DoubleLine Colony Real Estate and Income Fund), DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Income Fund and DoubleLine Multi-Asset Trend Fund (each, a “Fund” and, collectively, the “Funds”).

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations
Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares
DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019
DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019
DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—
DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—
DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019
DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—
DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019
DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019
DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—
DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—
DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—
DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—
DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—
DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—
DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—
DoubleLine Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—
DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—
DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—
DoubleLine Multi-Asset Trend Fund (Consolidated)	Seek total return (capital appreciation and current income) which exceeds the total return of its benchmark index over a full market cycle	2/26/2021	2/26/2021	—	—

2.  Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”, formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”) in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31, 2021:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Investments in Securities
Level 1
Money Market Funds	$1,118,086,033	$237,487,663	$12,216,818	$5,050,345	$515,277,655	$38,977,992
Affiliated Mutual Funds	—	1,022,379,653	—	4,539,019	—	—
Common Stocks	—	2,141,785	1,859,970	—	727,136	13,226
Exchange Traded Funds	—	—	—	4,632,744	—	—
Real Estate Investment Trusts	—	—	—	2,048,120	—	—

Total Level 1	1,118,086,033	1,262,009,101	14,076,788	16,270,228	516,004,791	38,991,218
Level 2
US Government and Agency Mortgage Backed Obligations	$21,090,282,907	$1,597,601,998	$—	$5,477,185	$325,414,275	$—
Non-Agency Residential Collateralized Mortgage Obligations	12,891,827,358	1,069,239,314	—	6,104,095	1,252,201,222	—
Non-Agency Commercial Mortgage Backed Obligations	5,552,680,861	949,053,506	—	—	1,189,912,413	1,494,876
US Government and Agency Obligations	3,824,340,613	2,281,306,196	—	—	609,901,841	—
Asset Backed Obligations	2,911,317,929	489,682,699	—	—	654,503,259	—
Collateralized Loan Obligations	1,455,324,601	399,103,628	—	—	1,266,427,427	7,426,182
US Corporate Bonds	14,556,581	1,628,664,444	—	—	403,575,921	32,106,200
Foreign Corporate Bonds	—	880,244,512	554,415,827	—	904,225,221	1,782,143
Bank Loans	—	515,135,224	—	—	486,477,393	305,905,475
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	276,892,538	303,975,082	—	166,431,875	—
Municipal Bonds	—	7,401,521	—	—	—	—
Other Short Term Investments	—	—	—	2,996,891	—	—

Total Level 2	47,740,330,850	10,094,325,580	858,390,909	14,578,171	7,259,070,847	348,714,876
Level 3
Repurchase Agreements	$361,062,689	$30,088,558	$—	$—	$—	$—
Asset Backed Obligations	101,472,389	9,139,070	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	95,705,855	142,318	—	—	—	—
Collateralized Loan Obligations	508,893	—	—	160,982	—	—
Bank Loans	—	497,200	—	—	—	398,148
Common Stocks	—	1,917,764	—	—	—	1,099,017

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund
Warrants	$—	$12,614	$—	$—	$—	$—

Total Level 3	558,749,826	41,797,524	—	160,982	—	1,497,165

Total	$49,417,166,709	$11,398,132,205	$872,467,697	$31,009,381	$7,775,075,638	$389,203,259
Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Unfunded Loan Commitments	—	791,864	—	—	—	441,519
Futures Contracts	—	—	—	130,357	—	—
Excess Return Swaps	—	—	—	92,122	—	—

Total Level 2	—	791,864	—	222,479	—	441,519
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$791,864	$—	$222,479	$—	$441,519

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Investments in Securities
Level 1
Money Market Funds	$584,073,798	$40,556,118	$5,205,941	$990,996	$26,347,877	$17,780,186
Common Stocks	16,188	49,053	172,961	—	—	—
Affiliated Mutual Funds	—	45,328,316	—	—	—	—

Total Level 1	584,089,986	85,933,487	5,378,902	990,996	26,347,877	17,780,186
Level 2
US Government and Agency Obligations	$1,663,585,754	$—	$—	$16,624,711	$—	$233,430,149
Collateralized Loan Obligations	1,426,374,780	249,720,190	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	1,164,173,552	259,334,201	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	1,125,239,864	186,222,227	—	—	—	—
Bank Loans	719,894,142	125,408,231	—	—	—	—
Asset Backed Obligations	677,803,306	68,001,860	—	—	—	—
Foreign Corporate Bonds	594,044,980	108,309,626	206,909,916	—	—	—
US Corporate Bonds	458,677,315	74,178,915	—	—	—	—
US Government and Agency Mortgage Backed Obligations	325,588,538	41,114,760	—	53,692,994	—	—
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	99,923,470	54,877,232	49,328,310	—	—	447,089,938
Other Short Term Investments	—	—	—	499,993	186,814,442	—

Total Level 2	8,255,305,701	1,167,167,242	256,238,226	70,817,698	186,814,442	680,520,087
Level 3
Repurchase Agreements	38,685,288	—	—	—	—	—
Non-Agency Commercial Mortgage Backed Obligations	5,871,403	1,113,837	—	—	—	—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund
Common Stocks	$1,119,364	$376,229	$—	$—	$—	$—
Bank Loans	405,520	108,715	—	—	—	—
Asset Backed Obligations	—	20,368,018	—	—	—	—
Non-Agency Residential Collateralized Mortgage Obligations	—	9,110,536	—	—	—	—
Collateralized Loan Obligations	—	72,699	—	—	—	—
Warrants	—	1,421	—	—	—	—

Total Level 3	46,081,575	31,151,455	—	—	—	—

Total	$8,885,477,262	$1,284,252,184	$261,617,128	$71,808,694	$213,162,319	$698,300,273

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2
Excess Return Swaps	685,616,865	—	—	—	14,513,615	—
Unfunded Loan Commitments	36,438	198,535	—	—	—	—
Futures Contracts	—	—	—	483,307	—	—
Forward Currency Exchange Contracts	—	—	—	—	—	(242,964)

Total Level 2	685,653,303	198,535	—	483,307	14,513,615	(242,964)
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$685,653,303	$198,535	$—	$483,307	$14,513,615	$(242,964)

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Investments in Securities
Level 1
Money Market Funds	$24,450,347	$1,305,764	$2,375,669	$546,632	$206,264	$18,466,039
Affiliated Mutual Funds	—	—	7,857,680	—	—	—

Total Level 1	24,450,347	1,305,764	10,233,349	546,632	206,264	18,466,039
Level 2
Asset Backed Obligations	$291,385,845	$—	$2,351,007	$—	$—	$3,407,976
US Corporate Bonds	179,903,176	10,559,706	5,678,680	3,900,670	—	1,044,996
Foreign Corporate Bonds	68,886,019	5,527,453	5,957,278	808,814	1,797,385	—
Commercial Paper	—	12,990,584	—	—	—	—
US Government and Agency Obligations	—	—	18,544,075	2,805,909	—	4,103,981
Collateralized Loan Obligations	—	—	17,504,050	4,696,937	—	21,018,352
Non-Agency Commercial Mortgage Backed Obligations	—	—	14,210,344	3,036,103	—	24,606,692
Non-Agency Residential Collateralized Mortgage Obligations	—	—	12,748,600	—	—	28,533,172
US Government and Agency Mortgage Backed Obligations	—	—	4,175,218	—	—	17,004,591
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	635,069	—	7,273,494	—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund
Total Level 2	$540,175,040	$29,077,743	$81,804,321	$15,248,433	$9,070,879	$99,719,760
Level 3
Foreign Corporate Bonds	$2,469,714	$—	$—	$—	$—	$—
Asset Backed Obligations	—	—	—	—	—	8,513,739
Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	1,182,274

Total Level 3	2,469,714	—	—	—	—	9,696,013

Total	$567,095,101	$30,383,507	$92,037,670	$15,795,065	$9,277,143	$127,881,812

Other Financial Instruments
Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—
Level 2
Excess Return Swaps	—	—	6,925,970	2,858,451	—	—
Forward Currency Exchange Contracts	—	—	(5,323,406)	—	—	—

Total Level 2	—	—	1,602,564	2,858,451	—	—
Level 3	—	—	—	—	—	—

Total Level 3	—	—	—	—	—	—

Total	$—	$—	$1,602,564	$2,858,451	$—	$—

Category	DoubleLine Multi-Asset Trend Fund (Consolidated)
Investments in Securities
Level 1
Affiliated Mutual Funds	$10,876,871
Money Market Funds	42,745

Total Level 1	10,919,616
Level 2
US Government and Agency Obligations	$2,152,360

Total Level 2	2,152,360
Level 3	—

Total	$13,071,976

Other Financial Instruments
Level 1	$—

Total Level 1	—
Level 2
Excess Return Swaps	347,041

Total Level 2	347,041
Level 3	—

Total Level 3	—

Total	$347,041

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Total Return Bond Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Repurchase Agreements	$378,000,000	$(10,939)	$(1,224,371)	$(3,211)	$378,006,720	$(393,705,510)	$—	$—	$361,062,689	$—
Asset Backed Obligations	—	—	(2,467,447)	—	103,939,836	—	—	—	101,472,389	—
Non-Agency Residential Collateralized Mortgage Obligations	71,682,524	264,853	(1,561)	407,071	4,341,894	(13,560,471)	32,571,545	—	95,705,855	(922,795)
Collateralized Loan Obligations	369,501	—	100,972	8,191	30,229	—	—	—	508,893	124,777

Total	$450,052,025	$253,914	$(3,592,407)	$412,051	$486,318,679	$(407,265,981)	$32,571,545	$—	$558,749,826	$(798,018)

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$14,840,624	$1	$(1,153,473)	$—	$6,799,108	$(118,242)	$—	$—	$20,368,018	$(1,067,237)
Non-Agency Residential Collateralized Mortgage Obligations	10,060,931	134,662	(6,935)	139,966	—	(1,218,088)	—	—	9,110,536	74,673
Non-Agency Commercial Mortgage Backed Obligations	1,178,250	1,252	(37,863)	7,582	—	(35,384)	—	—	1,113,837	(42,760)
Common Stocks	294,158	26,756	37,188	—	44,883	(26,756)	—	—	376,229	21,090
Bank Loans	136,307	10,171	(13,117)	2,946	—	(27,592)	—	—	108,715	(2,654)
Collateralized Loan Obligations	1,227,488	—	84,844	277	4,318	—	—	(1,244,228)	72,699	88,245
Warrants	—	—	1,421	—	—	—	—	—	1,421	—
Foreign Corporate Bonds	1,500	—	(1,500)	—	—	—	—	—	—	(1,500)

Total	$27,739,258	$172,842	$(1,089,435)	$150,771	$6,848,309	$(1,426,062)	$—	$(1,244,228)	$31,151,455	$(930,143)

DoubleLine Income Fund	Fair Value as of 3/31/2021	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of 12/31/2021	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2021(c)
Investments in Securities
Asset Backed Obligations	$6,941,744	$4	$(1,034,621)	$(876)	$2,953,961	$(346,473)	$—	$—	$8,513,739	$(450,016)
Non-Agency Commercial Mortgage Backed Obligations	1,140,684	—	28,760	12,830	—	—	—	—	1,182,274	28,760

Total	$8,082,428	$4	$(1,005,861)	$11,954	$2,953,961	$(346,473)	$—	$—	$9,696,013	$(421,256)

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)

Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2021 may be due to a security that was not held or categorized as Level 3 at either period end.

(d)

Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Total Return Bond Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Repurchase Agreements	$361,062,689	Market Comparables	Market Quotes	$99.66 ($99.66)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$101,472,389	Market Comparables	Market Quotes	$100.00 - $6,197.75 ($5,111.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$95,705,855	Market Comparables	Market Quotes	$13.18 - $121.44 ($85.44)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$508,893	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

DoubleLine Flexible Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$20,368,018	Market Comparables	Market Quotes	$78.63 - $2,065.49 ($276.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$9,110,536	Market Comparables	Market Quotes	$97.07 ($97.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,113,837	Market Comparables	Market Quotes	$79.87 ($79.87)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Common Stocks	$376,229	Market Comparables	Market Quotes	$1.88 - $34.50 ($22.07)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$108,715	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$72,699	Market Comparables	Market Quotes	$26.99 ($26.99)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Warrants	$1,421	Intrinsic Value	Underlying Equity Price	$0.00 - $0.30 ($0.30)	Significant changes in the Underlying Equity Price would have resulted in direct changes in the fair value of the security
Foreign Corporate Bonds	$—	Enterprise Values	EBITDA Multiples	5.5x (5.5x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security

DoubleLine Income Fund	Fair Value as of 12/31/2021	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Asset Backed Obligations	$8,513,739	Market Comparables	Market Quotes	$69.65 - $11,331.87 ($2,260.91)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$1,182,274	Market Comparables	Yields	12.62% (12.62%)	Increase in the yields would have resulted in the decrease in the fair value of the security

(e)	Unobservable inputs were weighted by the relative fair value of the instruments.